Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

	As of December 31, 2023	As of December 31, 2022

Accounts receivable	$239,978	$192,851
Allowance for credit losses	(2,504)	-
Total accounts receivable, net	$237,474	$192,851

As of December 31, 2023 and 2022, the Company had allowance for credit losses of $2,504 and nil, respectively. For the years ended December 31, 2023, 2022 and 2021, the Company did not write off any allowance for credit losses against the account receivable balance.

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$-	$-	$-
Addition	2,463	-	-
Exchange rate effect	41	-	-
Ending balance	$2,504	$-	$-